Cash Flow Information - Disclosure of Non-cash Operating Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Accounts receivable	$ 155	$ 715	$ (869)
Prepaid expenses	85	0	0
Income taxes receivable	22	27	(61)
Inventory	34	(2)	6
Accounts payable, accrued liabilities and provisions	(273)	(550)	548
Income taxes payable	15	(66)	60
Change in non-cash operating working capital	$ 38	$ 124	$ (316)